Allowance for Finance Receivable Losses -- Changes in Allowance by Type (Details 1) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	$ 592	$ 182
Provision for finance receivable losses	197	80
Charge-offs	(165)	(91)
Recoveries	16	12
Other	(4)
Balance at end of period	636	183
Variable Interest Entity, Primary Beneficiary
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	431
Balance at end of period	434
Personal loans
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	541	132
Provision for finance receivable losses	179	56
Charge-offs	(145)	(62)
Recoveries	12	8
Other	0
Balance at end of period	587	134
SpringCastle Portfolio
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	4	3
Provision for finance receivable losses	14	20
Charge-offs	(17)	(22)
Recoveries	3	2
Other	(4)
Balance at end of period	0	3
Real Estate
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	46	46
Provision for finance receivable losses	4	4
Charge-offs	(2)	(6)
Recoveries	1	1
Other	0
Balance at end of period	49	45
Retail Sales Finance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	1	1
Provision for finance receivable losses	0	0
Charge-offs	(1)	(1)
Recoveries	0	1
Other	0
Balance at end of period	$ 0	$ 1